Risk and uncertainties	12 Months Ended
Mar. 31, 2020
Risks and Uncertainties [Abstract]
Risk and uncertainties
32. Risk and uncertainties
At the date of approval of the consolidated financial statements, the SARS-CoV-2 virus responsible for COVID-19 continues to spread across the globe and India, contributing to significant volatility in global and Indian financial markets and a significant decrease in global and local economic activity. On March 11, 2020, the COVID-19 outbreak was declared a global pandemic by the World Health Organization. Numerous governments and companies, including the Bank, have introduced a variety of measures to contain the spread of the virus. In India, the Bank’s main place of business, on March 24, 2020, the Government announced a strict 21-day lockdown across the country, which was later extended until May 31, 2020. On May 30, 2020 the Government announced a phased reopening of certain previously
prohibited activities outside specified containment zones, while the lockdown was extended to June 30, 2020 in such containment zones.
To reduce the
economic
impact of the pandemic on Indian corporate and retail borrowers, on March 27, 2020
, the RBI
announced
COVID-
19 regulations, which included permission for financial institutions to extend a three-month moratorium on the repayment of debt installments or interest, as applicable, due between March 1, 2020 and May 31, 2020 to all eligible borrowers even if overdue, as at February 29, 2020. In line with the RBI’s additional COVID-19 Regulatory Package guidelines dated May 23, 2020, the Bank granted a second three-month moratorium on debt installments or interest, as applicable, due between June 1, 2020 and August 31, 2020. Interest on the debt will continue to accrue during the moratorium.
The extent to which the COVID-19 pandemic will impact the Bank’s results will depend on future developments, which are highly uncertain, including, among other things, any new information concerning the severity of the COVID-19 pandemic and any action to contain its spread or mitigate its impact whether government-mandated or elected by the Bank.